UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   December 31, 2007
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Headstream Asset Management LP
           -------------------------------------
Address:   5949 Sherry Lane
           -------------------------------------
           Suite 1735
           -------------------------------------
           Dallas, TX 75225
           -------------------------------------

Form 13F File Number:  028-12432
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William C. Ward
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     214-378-6303
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ William C. Ward           Dallas, TX            2/14/2008
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           63
Total:
                                      --------------

Form 13F Information Table value     $   95,709
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

---------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2        COLUMN 3      COLUMN 4                COLUMN 5   COLUMN 6    COLUMN 7   COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF        CUSIP          VALUE       SHS OR     SH/  PUT/  INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS                        (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------

***CRM HOLDINGS LTD           COM             G2554P103          980     125,000    SH                     SOLE             125,000
***JINPAN INTERNATIONAL LTD   ORD             G5138L100        3,399     110,000    SH                     SOLE             110,000
***SILICOM LTD                ORD             M84116108        2,165     155,000    SH                     SOLE             155,000
ADDVANTAGE TECHNOLOGIES GROUP COM NEW           6743306        1,851     300,000    SH                     SOLE             300,000
AEROCENTURY CORP              COM               7737109        1,798      77,500    SH                     SOLE              77,500
ALMOST FAMILY INC             COM              20409108        2,137     110,000    SH                     SOLE             110,000
AMCOL INTERNATIONAL CORP      COM             02341W103        2,522      70,000    SH                     SOLE              70,000
APPLIANCE RECYCLING CENTERS OFCOM NEW         03814F205        1,387     155,000    SH                     SOLE             155,000
ARTS-WAY MANUFACTURING CO INC COM              43168103        2,565      89,400    SH                     SOLE              89,400
ATRION CORP                   COM              49904105        4,688      37,500    SH                     SOLE              37,500
AZZ Inc                       COM               2474104        1,559      55,000    SH                     SOLE              55,000
BOLT TECHNOLOGY CORP          COM              97698104          380      10,000    SH                     SOLE              10,000
CAMDEN NATL CORP              COM             133034108        1,632      57,500    SH                     SOLE              57,500
CARACO PHARMACEUTICAL         COM             14075T107          515      30,000    SH                     SOLE              30,000
CHASE CORP                    COM             16150R104          757      30,000    SH                     SOLE              30,000
DATA I/O CORP                 COM             237690102        1,474     225,000    SH                     SOLE             225,000
DATAWATCH CORP                COM NEW         237917208        1,214     205,000    SH                     SOLE             205,000
EARTHGRAINS CO                COM             20061Q106          208     175,000    SH                     SOLE             175,000
EBIX.COM INC                  COM NEW         278715206        4,940      67,500    SH                     SOLE              67,500
EDAC TECHNOLOGIES CORP        COM             279285100        1,858     190,000    SH                     SOLE             190,000
FOSTER L B CO CL A            COM             350060109        1,811      35,000    SH                     SOLE              35,000
HCP INC                       COM             40414L109        2,609      75,000    SH                     SOLE              75,000
HURCO COMPANIES INC           COM             447324104        2,510      57,500    SH                     SOLE              57,500
ICF INTL INC                  COM             44925C103        1,263      50,000    SH                     SOLE              50,000
ICO INC                       COM             449293109        2,311     180,000    SH                     SOLE             180,000
IMAGE SENSING SYS INC         COM             45244C104          261      15,000    SH                     SOLE              15,000
INGLES MKTS INC CL A          CL A            457030104        1,016      40,000    SH                     SOLE              40,000
INNODATA CORP OLD             COM NEW         457642205          455      85,000    SH                     SOLE              85,000
INNOTRAC CORPORATION          COM             45767M109          542     150,000    SH                     SOLE             150,000
ITERIS INC                    COM             46564T107        1,191     300,000    SH                     SOLE             300,000
K TRON INTL INC               COM             482730108        3,697      31,000    SH                     SOLE              31,000
KEWAUNEE SCIENTIFIC EQUIP     COM             492854104        2,166     110,000    SH                     SOLE             110,000
KOPPERS HLDGS INC             COM             50060P106        2,270      52,500    SH                     SOLE              52,500
LTC PROPERTIES INC            COM             502175102        2,067      82,500    SH                     SOLE              82,500
MEAD CORP                     COM             591176102        1,946     180,000    SH                     SOLE             180,000
MESA LABORATORIES INC         COM             59064R109          750      30,000    SH                     SOLE              30,000
NETSOL TECHNOLOGIES INC NEW   COM NEW         64115A204          795     330,000    SH                     SOLE             330,000
NOBEL LEARNING COMMUNITIES INCCOM             654889104        1,362      94,007    SH                     SOLE              94,007
NORTH AMERN GALVANZNG & CTNGS COM             65686Y109          607     100,000    SH                     SOLE             100,000
OMNIVISION TECHNOLOGIES INC   COM             682128103        1,565     100,000    SH                     SOLE             100,000
PC CONNECTION INC             COM             69318J100        1,419     125,000    SH                     SOLE             125,000
PINNACLE DATA SYS INC         COM             723454104          481     185,000    SH                     SOLE             185,000
Q E P INC                     COM             74727K102        1,284     124,563    SH                     SOLE             124,563
QUADRA REALTY TRUST INC       COM             746945104        1,045     130,000    SH                     SOLE             130,000
QUESTOR PHARMACEUTICALS INC   COM             74835Y101          923     160,000    SH                     SOLE             160,000
SENSIENT TECHNOLOGIES CORP    COM             81725T100        2,192      77,500    SH                     SOLE              77,500
SERVOTRONICS INC DEL          COM             817732100          942      65,000    SH                     SOLE              65,000
SHENGDA TECH INC              COM             823213103        2,023     140,000    SH                     SOLE             140,000
SILVERLEAF RESORTS INC        COM             828395103          395      95,000    SH                     SOLE              95,000
SL INDUSTRIES INC             COM             784413106        1,974      98,700    SH                     SOLE              98,700
SMARTPROS LTD                 COM             83171G103        1,310     225,000    SH                     SOLE             225,000
SOUTHERN MO BANCORP INC       COM             843380106          429      30,686    SH                     SOLE              30,686
SUTRON CORP                   COM             869380105        1,434     135,000    SH                     SOLE             135,000
TAYLOR DEVICES INC            COM             877163105          175      25,000    SH                     SOLE              25,000
TBS INTERNATIONAL LIMITED CL ACOM CL A        G86975151        1,818      55,000    SH                     SOLE              55,000
UNIVERSAL INSURANCE HOLDINGS  COM             91359V107        1,556     210,000    SH                     SOLE             210,000
VALASSIS COMMUNICATIONS INC   COM             918866104        1,754     150,000    SH                     SOLE             150,000
VALPEY FISHER CORP            COM             920344108          283      61,500    SH                     SOLE              61,500
VERSANT CORPORATION           COM NEW         925284309          655      22,500    SH                     SOLE              22,500
VICON INDS INC                COM             925811101        1,591     165,000    SH                     SOLE             165,000
VSE CORP                      COM             918284100        1,954      40,000    SH                     SOLE              40,000
WASHINGTON SCIENTIFIC INDS    COM             92932Q102          465      79,900    SH                     SOLE              79,900
WVS FINL CORP                 COM             929358109          388      23,599    SH                     SOLE              23,599


